The Dreyfus/Laurel Funds, Inc.

- Dreyfus Tax Managed Growth Fund ("DTMGF")

Incorporated herein by reference on behalf of the Fund is a Supplement to the Fund's Prospectus, dated February 27, 2015, filed pursuant to Rule 497 (e) under the Securities Act of 1933, as amended, on April 29, 2015 (SEC Accession No. 0000819940-15-000049).